Quarterly Financial Information (unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total operating revenues	$ 50,371	$ 35,702	$ 26,955	$ 24,788	$ 7,567	$ 4,510	$ 570	$ 288	$ 137,816	$ 12,935	$ 370
Total operating expenses	101,026	60,806	34,166	25,992	17,753	10,055	5,766	2,052	221,990	35,626	9,166
Operating loss	(50,655)	(25,104)	(7,211)	(1,204)	(10,186)	(5,545)	(5,196)	(1,764)	(84,174)	(22,691)	(8,796)
Net loss	$ (33,023)	$ (19,054)	$ (112,648)	$ (18,451)	$ (19,558)	$ (16,484)	$ (5,740)	$ (1,759)	$ (183,176)	$ (43,541)	$ (8,759)
Loss per common share:
Basic and diluted	$ (0.21)	$ (0.12)	$ (0.84)	$ (0.15)	$ (0.16)	$ (0.14)	$ (0.10)	$ (0.10)	$ (1.27)	$ (0.58)	$ (0.63)